Average Annual Total Returns (Vanguard Energy Fund Participant:)	Vanguard Energy Fund Vanguard Energy Fund - Admiral Shares 2/1/2014 - 1/31/2015	Global Natural Resources Funds Average Vanguard Energy Fund Vanguard Energy Fund - Admiral Shares 2/1/2014 - 1/31/2015	MSCI ACWI Energy Index Vanguard Energy Fund Vanguard Energy Fund - Admiral Shares 2/1/2014 - 1/31/2015	Spliced Energy Index Vanguard Energy Fund Vanguard Energy Fund - Admiral Shares 2/1/2014 - 1/31/2015	Standard & Poor's Energy Sector Index Vanguard Energy Fund Vanguard Energy Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	(14.22%)	(13.71%)	(13.47%)	(13.47%)	(7.78%)
Five Years	3.06%	(1.61%)	1.73%	2.62%	8.76%
Ten Years	8.13%	4.77%	5.89%	6.35%	9.48%